UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------------------------

                             UBS Willow Fund L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            --------------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------------------------

                     Date of reporting period: June 30, 2003
                                               ---------------------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital........................  1

Statement of Operations......................................................  2

Statements of Changes in Members' Capital....................................  3

Notes to Financial Statements................................................  4

Schedule of Portfolio Investments............................................ 12

                                                                          UBS WILLOW FUND, L.L.C.
                                            STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                    JUNE 30, 2003
-------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $278,256,943)                            $ 286,899,336
Cash and cash equivalents                                                              5,870,787
Due from broker                                                                       48,547,085
Unrealized gain on credit swaps                                                          363,553
Premium on credit swap                                                                    78,832
Receivables:
  Investments sold, not settled                                                       19,068,741
  Interest                                                                             1,996,212
Other assets                                                                              10,757
-------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         362,835,303
-------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $32,438,640)          36,878,160
Unrealized loss on credit swaps                                                        3,235,543
Payables:
  Investments purchased, not settled                                                  15,184,802
  Interest due on securities sold, not yet purchased                                     684,616
  Management fee                                                                         309,373
  Interest on credit swaps                                                               254,839
  Professional fees                                                                      131,111
  Administration fee                                                                      63,638
  Other                                                                                  113,142
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     56,855,224
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $ 305,980,079
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                          $ 304,649,196
Accumulated net unrealized appreciation on investments and credit swaps                1,330,883
-------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                             $ 305,980,079
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                      UBS WILLOW FUND, L.L.C.
                                                                      STATEMENT OF OPERATIONS
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED JUNE 30, 2003
---------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                        $ 12,291,042
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                           12,291,042
---------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                     1,670,484
Interest                                                                           1,593,631
Interest on credit swaps                                                           1,391,936
Administration fee                                                                   146,923
Professional fees                                                                    145,269
Dividends                                                                             18,670
Miscellaneous                                                                         43,883
---------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                     5,010,796
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              7,280,246
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
              FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                               29,862,484
Change in net unrealized appreciation/depreciation from investments
              and credit swaps                                                     7,018,663
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS                36,881,147
---------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                        $ 44,161,393
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                           UBS WILLOW FUND, L.L.C.
                                                                                         STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                       SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                          MANAGING
                                                                           MEMBER                 MEMBERS                TOTAL
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2002                                     $ 2,787,180            $ 210,292,995          213,080,175

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                      45,570                3,149,148            3,194,718
  Net realized loss from investments                                        (43,065)              (5,971,904)          (6,014,969)
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                  (65,319)             (11,389,258)         (11,454,577)
Incentive allocation                                                        913,682                       --              913,682
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital
         Derived from Operations                                            850,868              (14,212,014)         (13,361,146)
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --               92,734,787           92,734,787
  Members' withdrawals                                                   (1,874,782)             (42,758,278)         (44,633,060)
  Offering costs                                                               (399)                 (61,159)             (61,558)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital
         Derived from Capital Transactions                               (1,875,181)              49,915,350           48,040,169
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                   $ 1,762,867            $ 245,996,331        $ 247,759,198
----------------------------------------------------------------------------------------------------------------------------------

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                      61,521                7,038,548            7,100,069
  Net realized gain from investments and credit swaps                       203,282               29,479,024           29,682,306
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                   49,981                6,788,504            6,838,485
Incentive allocation                                                        540,533                       --              540,533
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Members' Capital
         Derived from Operations                                            855,317               43,306,076           44,161,393
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --               14,440,128           14,440,128
  Managing Member withdrawals                                              (380,454)                      --             (380,454)
  Offering costs                                                                 (1)                    (185)                (186)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital
         Derived from Capital Transactions                                 (380,455)              14,439,943           14,059,488
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                                       $ 2,237,729            $ 303,742,350        $ 305,980,079
----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     1.  ORGANIZATION

         UBS Willow Fund, L.L.C. (formerly, UBS PW Willow Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. The Fund commenced operations on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to, and day-to-day management of, the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments. If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Discounts and premiums on debt securities are accreted/amortized to interest income/expense using the interest method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

         UBS Financial Services, Inc. (formerly, UBS Painewebber, Inc.) ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2003, UBS FSI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     3. MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2003 and the year ended December 31, 2002 was $540,533 and $913,682, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2003 or December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the six months ended June 30, 2003 were $10,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended June 30, 2003 amounted to $92,672,722 and $143,039,784, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $9,212,440 and $8,832,500, respectively. Net realized loss resulting from short positions were $1,191 for the six months ended June 30, 2003.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     4.  SECURITIES TRANSACTIONS (CONTINUED)

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized depreciation on investments and credit swaps was $1,330,883, consisting of $43,877,523 gross unrealized appreciation and $42,546,640 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings for the six months ended June 30, 2003.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         For the six months ended June 30, 2003 the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         For one credit swap, the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the term of such swap. The Premium is reflected as Premium on Credit Swap on the Statement of Assets, Liabilities and Members' Capital. The Premium is amortized on a straight line basis over the term of the swap. The amortized amounts along with the accrued expense related to periodic payments are reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $8,090,041, included in due from broker on the Statement of Assets, Liabilities and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) on credit swaps.

         During the six months ended June 30, 2003, the Fund did not trade any forward or futures contracts or engage in option transactions.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                              PERIOD FROM MAY 8,
                                                                                                                    2000
                                                    SIX MONTHS                                                 (COMMENCEMENT OF
                                                      ENDED                                                       OPERATIONS)
                                                  JUNE 30, 2003            YEARS ENDED DECEMBER 31,            TO DECEMBER 31,
                                                   (UNAUDITED)             2002                2001                 2000
                                                  -------------            ----                ----                 ----
Ratio of net investment income to average net
assets****                                             5.35%*              1.33%               7.32%***              6.97%*
Ratio of total expenses to average net
assets****                                             3.68%*              2.87%               3.17%                 3.50%
Portfolio turnover rate                               38.58%             121.89%             104.34%               107.56%*
Total return **                                       13.84%              (4.70)%             11.92%                 2.49%
Net asset value at end of period                   $305,980,079        $247,759,198        $213,080,175         $86,183,981

         *      Annualized.
         **     Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  after Incentive  Allocation to the Manager,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund.  Total returns for a period of less than a full year are not annualized.
         ***    As required,  effective  January 1, 2001,  the Fund has adopted the provisions of the AICPA Audit and Accounting
                Guide for Investment  Companies and began accreting  discount on debt securities.  The effect of this change for the year ended December 31, 2001 was to increase the ratio of net  investment  income to average net assets from
                4.62% to 7.32%. The ratio of net investment income to average net assets for the period prior to January 1, 2001 has not been restated to reflect this change in presentation.
         ****   The average net assets used in the above ratios are calculated by adding any  withdrawals  payable  effective at the end of a period to the net assets for such period.

                                                                              11

                                                                                         UBS WILLOW FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2003

   PAR                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------
            UNITED STATES OF AMERICA
            ------------------------
            INVESTMENTS IN SECURITIES (93.76%)
            ----------------------------------
            CORPORATE BONDS (31.10%)
            ------------------------
            COMPUTER SERVICES (4.19%)
31,552,000  Metamor Worldwide, Inc., 2.94%, 08/15/04 (Convertible/Callable 08/15/03 @
            $97.31) (a)                                                                            $  12,818,000
                                                                                                   -------------
            DIVERSIFIED OPERATIONS (2.08%)
 4,100,000  Westfed Holdings, 15.50%, 09/15/49 (a)                                                     6,355,000
                                                                                                   -------------
            ELECTRIC - INTEGRATED (3.15%)
 8,000,000  TXU Corp., 7.425%, 10/15/17 *, (a)                                                         3,866,640
 6,500,000  TXU Corp., 7.55%, 10/15/27 *, (a)                                                          3,141,645
25,018,000  TXU Eastern Funding Co., 6.45%, 05/15/05 *, (a)                                            2,647,655
                                                                                                   -------------
                                                                                                       9,655,940
                                                                                                   -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.36%)
39,500,000  TXU Eastern Funding Co., 6.75%, 05/15/09 *, (a)                                            4,180,285
                                                                                                   -------------
            ELECTRONICS - MILITARY (1.06%)
10,000,000  Condor Systems, Inc., 11.875%, 05/01/09 (Callable 05/01/04 @ $105.94) *, (a)               3,233,300
                                                                                                   -------------
            ENGINES - INTERNAL COMBUSTION (0.72%)
 3,000,000  Cummins, Inc., 5.65%, 03/01/98                                                             2,214,990
                                                                                                   -------------
            FINANCE - MORTGAGE LOAN/BANKER (0.00%)
 6,000,000  United Companies Financial Corp. Sr. Notes, 9.35%, 11/01/49 (a)                                    0
                                                                                                   -------------
            FOOD - MISCELLANEOUS/DIVERSIFIED (1.35%)
10,000,000  Land O Lakes Capital Trust I, 7.45%, 03/15/28 *                                            4,125,000
                                                                                                   -------------
            INDUSTRIAL (0.60%)
 2,500,000  HIH Capital Ltd., 7.50%, 09/25/06 (Convertible/Callable 07/30/03 @ $100.00) *              1,845,825
                                                                                                   -------------
            NETWORKING PRODUCTS (2.69%)
 4,000,000  Lucent Technologies, Inc., 6.50%, 01/15/28                                                 2,732,520
 8,000,000  Lucent Technologies, Inc., 6.45%, 03/15/29                                                 5,490,000
                                                                                                   -------------
                                                                                                       8,222,520
                                                                                                   -------------
            OIL & GAS DRILLING (0.00%)
 2,000,000  Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (Callable 10/01/03 @
            $101.71) (a)                                                                                       0
                                                                                                   -------------
            PROTECTION - SAFETY (1.98%)
 8,000,000  Protection One Alarm, 8.125%, 01/15/09 *                                                   6,066,640
                                                                                                   -------------
            RETAIL - DISCOUNT (0.13%)
16,500,000  Ames Department Stores, Sr. Notes, 10.00%, 04/15/06 (Callable 04/15/04 @
            $102.50) *, (a)                                                                              330,000
 3,000,000  Hills Stores Co., Sr. Notes, 12.50%, 07/01/49 *, (a)                                          60,000
                                                                                                   -------------
                                                                                                         390,000
                                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                                         UBS WILLOW FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2003

   PAR                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (CONTINUED)
            ---------------------------
            RETAIL - RESTAURANTS (1.48%)
 4,428,000  Advantica Restaurants, 12.75%, 09/30/07 (Callable 09/30/04 @ $106.38) (a)              $   4,527,630
                                                                                                   -------------
            SATELLITE TELECOMMUNICATIONS (0.75%)
11,500,000  Globalstar LP/Capital Corp., Sr. Notes, 11.375%, 02/15/04 (Callable 02/15/04
            @ $100.00) *, (a)                                                                            340,170
 2,420,000  Globalstar LP/Capital Corp., Sr. Notes, 11.25%, 06/15/04 (Callable 06/15/04
            @ $100.00) *, (a)                                                                             71,584
10,000,000  Globalstar LP/Capital Corp., Sr. Notes, 10.75%, 11/01/04 (Callable 11/01/03
            @ $102.69) *, (a)                                                                            295,800
 6,571,000  ICG Services, Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (Callable 02/15/04 @
            $103.33) *, (a)                                                                                    0
 3,333,000  ICG Services, Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (Callable 05/01/04 @
            $103.29) *, (a)                                                                                    0
 4,850,000  Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (Callable 07/15/03 @
            $102.72) (a)                                                                                 390,037
 5,300,000  Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (Callable 07/15/03 @
            $102.81) *, (a)                                                                              426,226
 4,500,000  Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (Callable 07/15/03 @
            $103.38) *, (a)                                                                              361,890
 5,100,000  Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (Callable 07/15/03 @
            $103.75) *, (a)                                                                              410,142
                                                                                                   -------------
                                                                                                       2,295,849
                                                                                                   -------------
            TELECOMMUNICATIONS SERVICES (0.94%)
 5,000,000  Pac-West Telecommunications, Inc. Sr. Notes, 13.50%, 02/01/09 (Callable
            02/01/04 @ $106.75) *                                                                      2,866,650
                                                                                                   -------------
            TELEPHONE - INTEGRATED (4.14%)
26,000,000  WorldCom, Inc., 8.25%, 05/15/31 (a)                                                        7,621,380
 6,200,000  WorldCom, Inc. Notes, 7.375%, 01/15/49 *, (a)                                              1,817,406
 1,000,000  WorldCom, Inc. Notes, 7.50%, 05/15/11 (a)                                                    293,130
 5,000,000  WorldCom, Inc. Sr. Notes, 7.75%, 04/01/07 (a)                                              1,465,650
 5,000,000  WorldCom, Inc. Sr. Notes, 7.75%, 04/01/27 (Putable 04/01/09 @ $100.00) (a)                 1,465,650
                                                                                                   -------------
                                                                                                      12,663,216
                                                                                                   -------------
            TEXTILE - PRODUCTS (4.48%)
12,409,000  Galey & Lord, Inc., 9.125%, 03/01/08 (Callable 03/01/04 @ $103.04) *, (a)                     46,534
14,086,380  Guilford Mills, Inc. Sr. Secured Notes, 9.89%, 10/04/05                                   13,663,788
                                                                                                   -------------
                                                                                                      13,710,322
                                                                                                   -------------
            TOTAL CORPORATE BONDS (Cost $85,445,645)                                                  95,171,167
                                                                                                   -------------
            LIQUIDATING BONDS (0.60%)
            -------------------------
            COSMETICS & TOILETRIES (0.60%)
33,500,000  American Tissue, Inc., 12.50%, 07/15/06 (Callable 07/15/04 @ $106.62) *, (a)               1,842,500
                                                                                                   -------------
            TOTAL LIQUIDATING BONDS (Cost $4,785,562)                                                  1,842,500
                                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                                         UBS WILLOW FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2003

   PAR                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------
            PIK BONDS (6.02%)
            -----------------
            DIVERSIFIED OPERATIONS (6.02%)
23,157,866  Knology, Inc., 12.00%, 11/30/09 *                                                      $  18,410,503
                                                                                                   -------------
            TOTAL PIK BONDS (Cost $12,301,885)                                                        18,410,503
                                                                                                   -------------
            BANK LOANS (15.65%)
            -------------------
20,000,000  Enron Corp. Revolving Credit Facility Agreement, 0.00%, 05/14/11 **                        4,283,400
12,934,388  Galey & Lord, Inc., Revolver, 0.00%, 03/27/04 **, (a)                                      5,022,811
 1,652,789  Galey & Lord, Inc. Term B, 0.00%, 04/02/05 **, (a)                                           641,827
 1,154,650  Galey & Lord, Inc. Term C, 0.00%, 04/01/06 **, (a)                                           448,385
 9,737,019  Interstate Fibernet B-1, 5.40%, 10/05/07 **                                                7,497,505
 5,842,212  Interstate Fibernet B-2, 5.40%, 10/05/07 **                                                4,498,503
12,900,000  UPC Financing C2 Facility, 6.80%, 03/31/09 **                                             11,007,957
18,347,846  Viasystems Term B, 0.00%, 12/31/15 **                                                     14,494,798
                                                                                                   -------------
            TOTAL BANK LOANS (Cost $40,439,758)                                                       47,895,186
                                                                                                   -------------
            PRIVATE CLAIMS (1.06%)
            ----------------------
13,921,260  K-Mart                                                                                     1,635,748
20,000,000  Washington Group International                                                             1,600,000
                                                                                                   -------------
            TOTAL PRIVATE CLAIMS (Cost $7,078,098)                                                     3,235,748
                                                                                                   -------------
            PROMISSORY NOTES (0.65%)
            ------------------------
 2,344,358  Altamira Trust Promissory Note, 10.00%, 12/31/08                                           1,430,058
   849,186  Guilford Mills Promissory Note, 10.00%, 12/31/08                                             566,127
                                                                                                   -------------
            TOTAL PROMISSORY NOTES (Cost $1,327,963)                                                   1,996,185
                                                                                                   -------------
            REPURCHASE AGREEMENTS (26.38%)
            ------------------------------
80,700,000  PNC Financial Services Corp., 1.00%, Dated 06/30/2003, Due 07/01/2003,
            Repurchase Price $80,702,242, Collateralized by $80,900,000 Freddie Mac
            Discount Notes, 0.00%, Due 03/25/04 (Market Value $81,709,000)                            80,700,000
                                                                                                   -------------
            TOTAL REPURCHASE AGREEMENTS (Cost $80,700,000)                                            80,700,000
                                                                                                   -------------

  SHARES
----------

            COMMON STOCK (10.91%)
            ---------------------
            BUILDING - HEAVY CONSTRUCTION (1.68%)
   234,159  Washington Group International, Inc. (b)                                                   5,142,132
                                                                                                   -------------
            DIVERSIFIED OPERATIONS (0.50%)
 1,543,516  Knology, Inc. (b)                                                                          1,524,994
                                                                                                   -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (4.35%)
 4,435,000  ZiLOG, Inc. (b)                                                                           13,305,000
                                                                                                   -------------
            FINANCE - COMMERCIAL (0.03%)
   436,300  The FINOVA Group, Inc. (b)                                                                    85,079
                                                                                                   -------------
            FUNERAL SERVICES & RELATED ITEMS (0.67%)
   382,972  Alderwoods Group, Inc. (b)                                                                 2,048,900
                                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                                         UBS WILLOW FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2003

  SHARES                                                                                           MARKET VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            MEDICAL - NURSING HOMES (0.78%)
   395,995  Mariner Health Care, Inc. (b)                                                          $   1,900,776
   280,942  Sun Healthcare Group, Inc. (b)                                                               477,601
                                                                                                   -------------
                                                                                                       2,378,377
                                                                                                   -------------
            TELECOMMUNICATIONS SERVICES (1.45%)
   411,591  Arch Wireless, Inc.- Class A (b)                                                           2,860,560
   556,101  Call-Net Enterprises, Inc. - Class B (b)                                                   1,445,862
    16,756  ICG Communications, Inc. (b)                                                                 137,399
                                                                                                   -------------
                                                                                                       4,443,821
                                                                                                   -------------
            TEXTILE - PRODUCTS (1.45%)
   516,501  Guilford Mills, Inc. (b)                                                                   4,441,909
                                                                                                   -------------
            TOTAL COMMON STOCK (Cost $34,876,329)                                                     33,370,212
                                                                                                   -------------
            PREFERRED STOCKS (1.02%)
            ------------------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.02%)
     4,435  ZiLOG Mod III, Inc. Series A & B (b)                                                       3,134,069
                                                                                                   -------------
            TOTAL PREFERRED STOCKS (Cost $710,869)                                                     3,134,069
                                                                                                   -------------
            WARRANTS (0.37%)
            ----------------
            BUILDING - HEAVY CONSTRUCTION (0.06%)
    29,117  Washington Group International, Inc. Series A$28.50 (b)                                       85,895
    33,277  Washington Group International, Inc. Series B$31.74 (b)                                       73,210
    17,987  Washington Group International, Inc. Series C$33.51 (b)                                       38,672
                                                                                                   -------------
                                                                                                         197,777
                                                                                                   -------------
            MOTION PICTURES & SERVICES (0.31%)
   236,497  United Artists Theatre Circuit, Inc. (b)                                                     945,989
                                                                                                   -------------
            TOTAL WARRANTS (Cost $509,454)                                                             1,143,766
                                                                                                   -------------
            INVESTMENTS IN SECURITIES (Cost $278,256,943)                                            286,899,336
                                                                                                   -------------

            SECURITIES SOLD, NOT YET PURCHASED ((12.05)%)
            ---------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED ((1.43)%)
            ----------------------------------------------
            CRUISE LINES ((0.54)%)
    71,700  Royal Caribbean Cruises, Ltd. (b)                                                         (1,660,572)
                                                                                                   -------------
            ELECTRONIC CONNECTORS ((0.37)%)
    78,600  Thomas & Betts Corp. (b)                                                                  (1,135,770)
                                                                                                   -------------
            MACHINERY - CONSTRUCTION & MINING ((0.52)%)
    81,400  Terex Corp. (b)                                                                           (1,588,928)
                                                                                                   -------------
            TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(2,919,679))                            (4,385,270)
                                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                                         UBS WILLOW FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2003

   PAR                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS SOLD, NOT YET PURCHASED ((10.07)%)
            --------------------------------------------------
            AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((0.97)%)
 3,000,000  Navistar International, Sr. Sub. Notes, 8.00%, 02/01/08 (Callable 02/01/04 @
            $102.67) (b), *                                                                        $  (2,975,010)
                                                                                                   -------------
            CRUISE LINES ((1.05)%)
 3,000,000  Royal Caribbean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)                                   (3,212,490)
                                                                                                   -------------
            ENGINES - INTERNAL COMBUSTION ((1.01)%)
 3,000,000  Cummins, Inc., 6.45%, 03/01/05 (b)                                                        (3,093,750)
                                                                                                   -------------
            FOOD - RETAIL ((1.05)%)
 1,000,000  Pathmark Stores, Inc., 8.75%, 02/01/12 (Callable 02/01/07 @ $104.38) *,(b)                (1,039,170)
 2,000,000  Winn-Dixie Stores, Inc., 8.875%, 04/01/08 (Callable 04/01/05 @ $104.44) (b)               (2,155,000)
                                                                                                   -------------
                                                                                                      (3,194,170)
                                                                                                   -------------
            MACHINERY - CONSTRUCTION & MINING ((1.21)%)
 4,000,000  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) *,(b)                (3,693,320)
                                                                                                   -------------
            MISCELLANEOUS MANUFACTURER ((1.06)%)
 3,000,000  Louisiana Pacific Corp. Sr. Notes, 8.50%, 08/15/05 (b)                                    (3,249,990)
                                                                                                   -------------
            RENTAL AUTO/EQUIPMENT ((1.60)%)
 5,000,000  Williams Scotsman, Inc., 9.875%, 06/01/07 (Callable 06/01/04 @ $100.00) *,(b)             (4,891,650)
                                                                                                   -------------
            RETAIL - AUTOMOBILE ((1.06)%)
 3,000,000  Sonic Automotive, Inc., 11.00%, 08/01/08 (Callable 08/01/03 @ 105.50) *,(b)               (3,237,510)
                                                                                                   -------------
            TRANSPORT - AIR FREIGHT ((1.06)%)
 3,000,000  Airborne, Inc., 5.75%, 04/01/07 (Callable 04/01/05 @ 102.30) *,(b)                        (3,255,000)
                                                                                                   -------------
            TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(28,100,961))                       (30,802,890)
                                                                                                   -------------
            ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.55)%)
            ---------------------------------------------------
            CRUISE LINES ((0.55)%)
 4,000,000  Royal Caribbean Cruises, 0.00%, 02/02/21 (Callable 02/02/05 @ $46.27) (b)                 (1,690,000)
                                                                                                   -------------
            TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED (Proceeds $(1,418,000))                   (1,690,000)
                                                                                                   -------------
            SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(32,438,640))                              (36,878,160)
                                                                                                   -------------
            TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 81.71%         250,021,176
                                                                                                   -------------
            OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 18.29%                                     55,958,903
                                                                                                   -------------
            TOTAL NET ASSETS -- 100.00%                                                            $ 305,980,079
                                                                                                   =============

*    Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $56,386,395 and ($19,091,660), respectively, which represented 18.43% and (6.24%), respectively, of net assets at June
     30, 2003.
**   Variable rate security. The rate shown is that in effect at June 30, 2003
(a)  Security is in default.
(b)  Non-income producing security

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

CREDIT SWAPS

                                                      INTEREST   MATURITY                 UNREALIZED   UNREALIZED  % OF NET
SECURITY NAME                                           RATE       DATE         PAR          GAIN          LOSS     ASSETS
-------------                                           ----       ----         ---          ----          ----     ------

Avnet, Inc.                                             5.15     10/02/07      5,000,000          -   $  (311,898)  (0.10)%
Black & Decker Corp.                                    0.85     03/07/06     10,000,000          -      (143,952)  (0.05)
Borgwarner, Inc.                                        1.45     09/25/06      5,000,000          -      (133,240)  (0.04)
Centex Corp.                                            1.18     06/20/07      5,000,000          -      (100,288)  (0.03)
Compaq Computer Corp. (c)                               0.70     10/11/05      5,000,000          -       (54,747)  (0.02)
CVS Corp.                                               1.15     10/09/07      5,000,000          -      (132,325)  (0.04)
Danaher Corp.                                           0.70     07/31/07      5,000,000          -       (58,850)  (0.02)
Darden Restaurants, Inc.                                0.70     09/22/06     10,000,000          -       (94,378)  (0.03)
Deere & Co.                                             0.50     11/01/05     10,000,000          -       (28,378)  (0.01)
Eastman Kodak Co.                                       1.03     09/24/06     10,000,000          -      (118,952)  (0.04)
Equifax, Inc.                                           0.70     10/10/07     10,000,000          -       (69,128)  (0.02)
Federated Department Stores, Inc.                       0.77     06/12/06     10,000,000          -       (63,646)  (0.02)
FleetBoston Financial Corp.                             1.35     01/16/07      5,000,000          -      (179,982)  (0.06)
Ingersoll-Rand Co.                                      0.65     12/13/04     10,000,000          -       (43,643)  (0.01)
National Rural Utilities Cooperative Finance Corp.      2.00     10/03/07      5,000,000          -      (294,509)  (0.10)
National Rural Utilities Cooperative Finance Corp.      2.75     08/15/07      5,000,000          -      (436,460)  (0.14)
Northrop Grumman Corp.                                  1.65     10/23/05      5,000,000          -      (143,059)  (0.05)
Pitney Bowes, Inc.                                      0.44     10/17/05     10,000,000          -       (31,863)  (0.01)
Republic of Korea                                       1.33     09/25/06     10,000,000          -      (168,478)  (0.06)
Rohm & Haas Co.                                         0.73     12/26/04     10,000,000          -       (84,223)  (0.03)
Textron, Inc.                                           1.48     10/10/07      5,000,000          -      (168,097)  (0.05)
The Boeing Co.                                          0.82     09/25/06     10,000,000          -       (69,362)  (0.02)
The PMI Group, Inc.                                     1.55     09/26/07      5,000,000          -       (98,812)  (0.03)
The Sherwin-Williams Co.                                0.90     02/05/07     10,000,000          -      (139,084)  (0.05)
Toys "R" Us, Inc.                                       0.85     06/12/06     10,000,000    360,523             -    0.12
Visteon Corp.                                           3.22     03/20/08      5,000,000      3,030             -    0.00
Vulcan Materials Co.                                    0.50     09/15/05     10,000,000          -       (68,189)  (0.02)
                                                                                         ------------------------------------
Total credit swaps                                                                         $363,553   $(3,235,543)  (0.93)%
                                                                                           ========   ============  =======

(c)  Premium payment made at inception of swap.

     The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.